GENERAL ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
GENERAL ORGANIZATION AND BUSINESS [Abstract]
GENERAL ORGANIZATION AND BUSINESS

NOTE 1.  GENERAL ORGANIZATION AND BUSINESS

ShopEye, Inc. (the "Company") is a development stage company, incorporated in the State of Florida on May 11, 2011 with the goal to provide retailers the ability to provide a consumer application with consolidated real-time in store product information. The Company plans to develop the application to provide product information, coupons, ratings, and opinions to enhance the shopping experience.

The Company's management has chosen May 31 for its fiscal year end.

NOTE 1.	GENERAL ORGANIZATION AND BUSINESS

ShopEye, Inc. (the "Company") is a development stage company, incorporated in the State of Florida on May 11, 2011. ShopEye, Inc. with the goal to provide retailers the ability to provide a consumer application with consolidated real-time in store product information. The Company plans to develop the application to provide product information, coupons, ratings, and opinions to enhance the shopping experience.